CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01			€ 0.01
Special voting shares, shares outstanding	412,268,203	413,249,206	415,399,503	468,994,386
Common shares, shares outstanding	1,361,630,903	1,362,048,989	1,355,319,640	1,350,073,530
Treasury stock, shares	1,278,708	0